UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30,

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2010

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	783,890	$23,704,834

Leisure Equipment & Products - 0.9%
Mattel Inc.	820,340	17,358,394

Media - 3.1%
Walt Disney Co.	1,904,190	59,981,985

Specialty Retail - 4.0%
Gap Inc.	1,257,307	24,467,194
Home Depot Inc.	1,854,900	52,067,043

Total Specialty Retail		76,534,237

TOTAL CONSUMER DISCRETIONARY		177,579,450

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 3.0%
Safeway Inc.	2,897,210	56,959,148

Food Products - 2.6%
Unilever PLC	979,950	26,116,877	(a)
Unilever PLC, ADR	932,510	24,925,992

Total Food Products		51,042,869

TOTAL CONSUMER STAPLES		108,002,017

ENERGY - 14.3%
Energy Equipment & Services - 7.2%
Baker Hughes Inc.	924,330	38,424,398
Halliburton Co.	1,467,290	36,021,970
Schlumberger Ltd.	747,270	41,353,922
Weatherford International Ltd.	1,821,310	23,932,013	*

Total Energy Equipment & Services		139,732,303

Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	248,220	8,958,260
ConocoPhillips	749,110	36,773,810
Devon Energy Corp.	629,240	38,333,301
Hess Corp.	871,760	43,884,398
Noble Energy Inc.	161,600	9,749,328

Total Oil, Gas & Consumable Fuels		137,699,097

TOTAL ENERGY		277,431,400

FINANCIALS - 19.6%
Capital Markets - 5.5%
Franklin Resources Inc.	285,630	24,618,450
Morgan Stanley	1,900,400	44,108,284
State Street Corp.	1,141,675	38,611,448
Teton Advisors Inc., Class A Shares	1,750	16,188	*

Total Capital Markets		107,354,370

Commercial Banks - 1.2%
KeyCorp	2,924,410	22,488,713

Diversified Financial Services - 6.0%
Bank of America Corp.	3,903,460	56,092,720
JPMorgan Chase & Co.	1,660,920	60,806,281

Total Diversified Financial Services		116,899,001

Insurance - 4.2%
Allied World Assurance Holdings Ltd.	774,420	35,143,179
Chubb Corp.	918,880	45,953,189

Total Insurance		81,096,368

Real Estate Investment Trusts (REITs) - 0.9%
LaSalle Hotel Properties	458,400	9,429,288
Pebblebrook Hotel Trust	442,730	8,345,461	*

Total Real Estate Investment Trusts (REITs)		17,774,749

Real Estate Management & Development - 1.8%
Jones Lang LaSalle Inc.	529,780	34,774,759

TOTAL FINANCIALS		380,387,960

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
HEALTH CARE - 8.9%
Life Sciences Tools & Services - 0.4%
Enzo Biochem Inc.	1,869,326	$7,608,157	*

Pharmaceuticals - 8.5%
GlaxoSmithKline PLC, ADR	540,670	18,388,187
Johnson & Johnson	714,250	42,183,605
Merck & Co. Inc.	1,593,780	55,734,486
Novartis AG, ADR	994,860	48,071,635

Total Pharmaceuticals		164,377,913

TOTAL HEALTH CARE		171,986,070

INDUSTRIALS - 14.4%
Aerospace & Defense - 5.4%
Boeing Co.	507,550	31,848,763
Honeywell International Inc.	881,570	34,407,677
Northrop Grumman Corp.	705,410	38,402,520

Total Aerospace & Defense		104,658,960

Construction & Engineering - 1.6%
Fluor Corp.	416,930	17,719,525
Jacobs Engineering Group Inc.	174,360	6,353,678	*
Tutor Perini Corp.	492,820	8,121,674	*

Total Construction & Engineering		32,194,877

Industrial Conglomerates - 2.4%
McDermott International Inc.	2,114,490	45,799,853	*

Machinery - 5.0%
AGCO Corp.	323,080	8,713,468	*
Deere & Co.	768,740	42,803,443
Dover Corp.	565,500	23,632,245
Parker Hannifin Corp.	392,460	21,765,832

Total Machinery		96,914,988

TOTAL INDUSTRIALS		279,568,678

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 5.1%
Cisco Systems Inc.	2,411,320	51,385,229	*
Telefonaktiebolaget LM Ericsson, ADR	4,355,120	47,993,423

Total Communications Equipment		99,378,652

Internet Software & Services - 2.4%
eBay Inc.	2,357,980	46,239,988	*

Semiconductors & Semiconductor Equipment - 8.0%
Applied Materials Inc.	4,140,740	49,771,695
Samsung Electronics Co., Ltd., GDR	162,800	51,566,900	(b)
Texas Instruments Inc.	2,262,460	52,670,068

Total Semiconductors & Semiconductor Equipment		154,008,663

Software - 4.0%
Citrix Systems Inc.	399,320	16,863,284	*
Lawson Software Inc.	1,999,550	14,596,715	*
Microsoft Corp.	2,005,450	46,145,404

Total Software		77,605,403

TOTAL INFORMATION TECHNOLOGY		377,232,706

MATERIALS - 4.3%
Metals & Mining - 3.3%
BHP Billiton Ltd., ADR	288,800	17,902,712
Nucor Corp.	475,870	18,216,304
United States Steel Corp.	740,630	28,551,286

Total Metals & Mining		64,670,302

Paper & Forest Products - 1.0%
Weyerhaeuser Co.	524,100	18,448,320

TOTAL MATERIALS		83,118,622

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.3%
AT&T Inc.			1,083,410	$26,207,688

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC, ADR			1,968,792	40,694,931

TOTAL TELECOMMUNICATION SERVICES				66,902,619

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,876,123,751)				1,922,209,522

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Interest in $400,005,000 joint tri-party repurchase agreement dated 6/30/10 with RBS Securities Inc.; Proceeds at maturity - $16,422,014; (Fully collateralized by various U.S. government agency obligations, 0.000% due 9/22/10 to 5/27/11; Market value - $16,750,582) (Cost - $16,422,000)	0.030%	7/1/10	$16,422,000	16,422,000

TOTAL INVESTMENTS - 100.0% (Cost - $1,892,545,751#)				1,938,631,522
Liabilities in Excess of Other Assets - 0.0%				(765,075)

TOTAL NET ASSETS - 100.0%				$1,937,866,447

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Fundamental All Cap Value Fund (formerly known as Legg Mason ClearBridge Fundamental Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$81,885,140	$26,116,877	—	$108,002,017
Other common stocks	1,814,207,505	—	—	1,814,207,505

Total long-term investments	$1,896,092,645	$26,116,877	—	$1,922,209,522

Short-term investment†	—	16,422,000	—	16,422,000

Total investments	$1,896,092,645	$42,538,877	—	$1,938,631,522

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession

Notes to Schedule of Investments (unaudited) (continued)

of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$226,957,667
Gross unrealized depreciation	(180,871,896)

Net unrealized appreciation	$46,085,771

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2010